Investments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of Investments [abstract]
Summary of Investments Comprise Financial Assets Excluding Derivatives And Investments in Real Estate

	Insurance contracts		Investment contracts with DPF	Non-Insurance related	Total

June 30, 2026	Direct part.	Without direct part.	Direct part.

FVOCI – with recycling	-	43,497	-	9,033	52,531

FVOCI – no recycling	-	9	-	1	10

Amortized cost	-	7,170	-	2,352	9,522

FVPL – designated	69,258	641	-	28,287	98,187

FVPL – mandatory	-	5,778	-	1,107	6,884

Total financial assets (excl. derivatives)	69,258	57,095	-	40,781	167,134

Investments in real estate	-	53	-	-	53

Total investments	69,258	57,148	-	40,781	167,187

December 31, 2025

FVOCI – with recycling	-	41,100	-	8,647	49,747
FVOCI – no recycling	-	9	-	1	10

Amortized cost	-	7,443	-	2,276	9,719
FVPL – designated	109,580	1,637	21,441	85,222	217,880

FVPL – mandatory	-	6,207	-	1,098	7,306

Total financial assets (excl. derivatives)	109,580	56,397	21,441	97,244	284,662

Investments in real estate	217	42	132	87	479

Total investments	109,798	56,439	21,573	97,331	285,141

Summary of Financial Assets, Excluding Derivatives, by Measurement Category
Financial assets, excluding derivatives, by measurement category

Investments - Aegon risk June 30, 2026	FVOCI (recycling)	FVOCI (no recycling)	Amortized cost	FVPL (designated)	FVPL (mandatory)	Total	Fair value

Shares	-	10	-	-	247	257	257

Debt securities	50,293	-	36	554	1,604	52,486	52,486

Money market and other short-term investments	2,209	-	-	21	1,068	3,299	3,299

Deposits with financial institutions	-	-	11	-	-	11	11

Loans	-	-	9,475	84	-	9,558	8,694

Other	29	-	-	1	3,966	3,996	3,996

Total	52,531	10	9,522	659	6,884	69,606	68,742

December 31, 2025

Shares	-	10	-	-	263	273	273

Debt securities	47,411	-	36	1,123	1,315	49,884	49,884

Money market and other short-term investments	2,308	-	-	146	1,722	4,176	4,176

Deposits with financial institutions	-	-	11	-	-	11	11

Loans	-	-	9,672	82	-	9,754	8,985

Other	28	-	-	716	4,005	4,749	4,749

Total	49,747	10	9,719	2,066	7,306	68,848	68,078

Investments - Policyholder risk	June 30, 2026	December 31, 2025

Shares	25	15,321

Debt securities	6	6,318

Money market and other short-term investments	-	1,788

Unconsolidated investment funds	97,495	190,671

Deposits with financial institutions	2	1,716

Total	97,527	215,814